Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Operating Activities:
Profit before tax	¥ 676,464	¥ 956,478	¥ 282,751
Adjustments for:
Gains on financial assets at fair value through profit or loss and investment securities	(69,521)	(321,635)	(42,600)
Foreign exchange (gains) losses	(666,606)	(567,088)	179,888
Provision for loan losses	269,060	277,085	249,478
Depreciation and amortization	321,205	310,100	317,074
Share of post-tax (profit) loss of associates and joint ventures	10,838	(36,373)	(24,031)
Net changes in assets and liabilities:
Net (increase) decrease of term deposits with original maturities over three months	733,091	(198,423)	(255,988)
Net (increase) decrease of call loans and bills bought	713,266	(1,575,396)	1,509,361
Net (increase) decrease of reverse repurchase agreements and cash collateral on securities borrowed	696,588	1,913,956	(3,428,875)
Net increase of loans and advances	(6,144,509)	(3,074,515)	(4,528,736)
Net change of trading assets and liabilities, derivative financial instruments, and financial liabilities designated at fair value through profit or loss	1,646,826	424,587	(142,660)
Net increase of deposits	6,097,718	16,707,952	4,375,139
Net increase (decrease) of call money and bills sold	(267,746)	(2,395,948)	2,462,341
Net increase of repurchase agreements and cash collateral on securities lent	1,376,865	3,143,567	2,588,673
Net increase of other unsubordinated borrowings and debt securities in issue	886,167	2,832,020	4,612,574
Income taxes paid—net	(268,730)	(135,708)	(285,779)
Other operating activities—net	(909,783)	61,700	1,014,624
Net cash and cash equivalents provided by operating activities	5,101,193	18,322,359	8,883,234
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(34,468,950)	(40,140,112)	(34,178,930)
Proceeds from sales of financial assets at fair value through profit or loss and investment securities	18,191,505	16,994,681	23,114,463
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	14,236,933	15,692,233	8,274,856
Acquisitions of the subsidiaries and businesses, net of cash and cash equivalents acquired	(215,694)	(3,570)	(15,942)
Investments in associates and joint ventures	(134,183)	(57,681)	(2,860)
Disposal of subsidiaries and businesses, net of cash and cash equivalents disposed			26,799
Proceeds from sales of investments in associates and joint ventures	2,922	362	1,947
Purchases of property, plant and equipment, and investment properties	(81,367)	(111,642)	(83,949)
Purchases of intangible assets	(194,836)	(178,281)	(147,939)
Proceeds from sales of property, plant and equipment, investment properties and intangible assets	280	23,147	19,119
Other investing activities—net	(1)	1	(283)
Net cash and cash equivalents used in investing activities	(2,663,391)	(7,780,862)	(2,992,719)
Financing Activities:
Redemption of subordinated borrowings	(15,000)		(8,000)
Proceeds from issuance of subordinated bonds	95,533	90,135	54,303
Redemption of subordinated bonds	(382,600)	(361,820)	(113,000)
Payments for the principal portion of lease liabilities	(95,816)	(95,586)	(95,386)
Redemption of preferred securities			(436,500)
Proceeds from issuance of other equity instruments	79,955	99,943	84,951
Redemption of other equity instruments		(130,000)
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(274,058)	(267,119)	(255,771)
Dividends paid to non-controlling interest shareholders	(629)	(1,245)	(16,921)
Coupons paid to other equity instruments holders	(10,731)	(13,122)	(12,364)
Purchases of treasury stock and proceeds from sales of treasury stock—net	246	220	(99,605)
Purchases of other equity instruments and proceeds from sales of other equity instruments—net	5,120	(5,919)	822
Transactions with non-controlling interest shareholders—net	119	100	(234,159)
Net cash and cash equivalents used in financing activities	(597,861)	(684,413)	(1,131,630)
Effect of exchange rate changes on cash and cash equivalents	955,315	488,072	(271,873)
Net increase of cash and cash equivalents	2,795,256	10,345,156	4,487,012
Cash and cash equivalents at beginning of period	71,548,697	61,203,541	56,716,529
Cash and cash equivalents at end of period	74,343,953	71,548,697	61,203,541
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received	1,943,386	1,955,515	2,543,771
Interest paid	¥ 300,683	¥ 435,205	¥ 1,111,439